Future Minimum Time Charter Revenue (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Future Minimum Time Charter Revenue
2024	$ 134,338
2025	56,648
2026	21,398
2027	10,845
2028	9,252
Thereafter	23,005
Total	$ 255,486